Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)		12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024
Schedule of Bank Borrowings [Line Items]
Borrowings		$ 3,159,319	$ 3,477,875
Hong Kong, Dollars | Bank of China [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Type	[1]	Installment loan
Borrowings, Maturity date	[1]	September 9, 2029
Borrowings, interest rate	[1]	0.25%	0.60%
Borrowings	[1]	$ 470,758	$ 577,076
Hong Kong, Dollars | Fubon bank [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Type	[2]	Installment loan
Borrowings, Maturity date	[2]	May 10, 2033
Borrowings, interest rate	[2]	1.75%	1.17%
Borrowings	[2]	$ 1,073,057	$ 1,127,258
Hong Kong, Dollars | China Citic Bank Two [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Type	[3]	Revolving loan
Borrowings, Maturity date	[3]	due on demand within one year
Borrowings, interest rate	[3]	3.56%	2.23%
Borrowings	[3]	$ 1,615,504	$ 1,773,541

[1]	The banking facilities were guaranteed as follows: (a) The banking facilities were guaranteed by HKMC Insurance Limited (“HKMC”) under the SME Financing Guarantee Scheme (“SME scheme”); and (b) Personal guaranteed amount of US$769,477 (HK$6,000,000) provided by Mr. Lam
[2]	The banking facilities were guarantee as follows: (a) The banking facilities were guaranteed by HKMC under the SME Scheme; and (b) A joint and several personal guarantee by Mr. Lam and Miss Kwan for amount of not less than $1,154,216 (HK$9,000,000)
[3]	The banking facilities were guaranteed and secured as follows: (a) Unlimited corporate and joint personal guarantee by Mr. Lam and Miss Kwan; (b) A first legal charge/mortgage and rental assignment over the property from its related parties executed in favour of the Bank. (c) Assignment of life insurance benefit from insurance policy in respect of policy owner on the life of Miss Kwan to the Bank.